ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2026
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

H World Group Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries and consolidated variable interest entities (the “Group”) are to develop leased and owned, manachised and franchised hotels mainly in the People’s Republic of China (“PRC” or “PRC Mainland”, excluding, for the purposes of this consolidated financial statements only, Taiwan, the Hong Kong Special Administrative Region and the Macao Special Administrative Region), Europe and other countries and areas.

On January 2, 2020, the Group completed the acquisition of 100% equity interest of Steigenberger Hotels Aktiengesellschaft (“Deutsche Hospitality” or “DH”) which was renamed as Steigenberger Hotels GmbH. Deutsche Hospitality was engaged in the business of leasing, franchising, operating and managing hotels in the midscale and upscale market in Europe, the Middle East and Africa. After the acquisition, “legacy DH” refers to Deutsche Hospitality and its subsidiaries and “legacy Huazhu” refers to the Group excluding Deutsche Hospitality. From the first quarter of 2026, the operating segments were relabeled to H World China (“HWC”) and H World International (“HWI”), replacing the previous legacy designations. HWC comprises all hotels operating inside China, while HWI comprises all hotels operating outside China.

Leased and owned hotels

The Group leases hotel properties from lessors or purchases properties directly and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the Group brands at the beginning of the lease or the construction, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease or the land and building certificate.

As of December 31, 2025 and June 30, 2026, the Group had 573 and 547 leased and owned hotels in operation, respectively.

Manachised and franchised hotels

The Group enters into franchise and management arrangements with franchisees for which the Group is responsible for providing branding, quality assurance, training, reservation, hiring and appointing of the hotel general manager and various other support services relating to hotel renovation and operations. Those hotels are classified as manachised hotels. Under the typical franchise and management agreements, the franchisee is required to pay an initial franchise fee and ongoing franchise and management service fees, which typically equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development, renovation and the costs of its operations. There are also some franchised hotels for which the Group does not provide a hotel general manager. The franchise and management agreements typically range from 8 to 10 years under HWC, and 10 to 20 years under HWI. These agreements are renewable upon mutual agreement between the Group and the franchisee. As of December 31, 2025 and June 30, 2026, the Group had 12,170 and 12,892 manachised hotels in operation and 115 and 100 franchised hotels in operation, respectively.